UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON, D.C. 20549

                            FORM N-CSR

       CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                       INVESTMENT COMPANIES

Investment Company Act file number 811-10201
                                   ---------------------------------------------

                               The Appleton Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   45 Milk Street, Boston, Massachusetts 02109
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          James I. Ladge, 45 Milk Street, Boston, Massachusetts 02109

--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (513) 362-8000
                                                    ----------------------------

Date of fiscal year end:  12/31
                        ------------

Date of reporting period: 12/31/06
                         -----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

Annual Report for Appleton Equity Growth Fund.

================================================================================


                          APPLETON EQUITY GROWTH FUND
                          ---------------------------











                                  Annual Report
                                December 31, 2006

















     Investment Adviser                                Administrator
     ------------------                                -------------
   Appleton Partners, Inc.                 Integrated Investment Services, Inc.
45 Milk Street, Eighth Floor                           303 Broadway
      Boston, MA 02109                                  Suite 1100
                                                   Cincinnati, OH 45202
                                                      1-877-712-7753


================================================================================

[LOGO] APPLETON FUNDS

Dear Shareholder,

The second half of 2006 began where the first half left off. Inflation concerns, and how the Fed would react, continued to pressure equities as investors focused on the slumping housing market and an impending economic slowdown. However, as the price of oil peaked in July and began to fall, investor sentiment shifted and led to a recovery in the market. This change was evident in the Fund as technology names such as Apple, Amphenol, and Cisco rebounded in the second half, while after a strong start, energy names largely traded down before rallying again in the fourth quarter. Financial names such as Metlife, Merrill Lynch, and Citigroup also surged in the fourth quarter as they fell in line with the advancing market.

On the year, stocks that had been previously ignored for their lack of success came back strongly this year as deep value and leveraged buyout managers started buying not only shares, but entire companies. This phenomenon led to an unexpectedly strong resurgence in stocks such as the auto manufacturers. Another sector with lower growth prospects, the utilities, was also one of the better performing sectors within the S&P 500 in 2006, however, given its characteristics and earlier outlooks, we were not significantly invested in such names.

In addition to this trend, large cap growth stocks were again among the weaker performing asset classes within equities. Large Cap growth underperformed the S&P 500 and more closely tracked the Russell 1000 Growth Index. The disparity between growth and value stocks this year is evident in the returns of the Russell 1000 Growth Index versus the Russell 1000 Value Index, 9.1% and 22.3% respectively, whereas the S&P 500 fell just in the middle at 15.8%. The Fund, which is large cap growth focused, returned 8.0% on the year, net of fees. Below, we offer our thoughts on the economic trends of this past year and our expectations going forward.

We are well into the sixth year of this economic expansion. Housing is in recession, manufacturing is expanding but at a slower rate, while services continue as a major source of growth. Thus far, the housing recession has shown little affect on the overall economy beyond its own sector. In a similar vein, the diminished house price inflation has shown little impact on the consumer's overall spending. In fact, as the year was ending, reports for consumer spending again showed that the consumer was not only digging into savings, but that the already negative savings rate had actually showed further modest deterioration to a minus 1.0 % rate, after having shown nominal improvement in earlier months. Further, the synchronous global expansion of the past several years also continues.

In spite of an inflation scare in May, expectations for consumer price inflation have returned to the modest levels of a year ago, based on the difference between yields on conventional Treasury bonds and TIPS. They ended the year at 2.31% vs 2.34% a year ago. Clearly, the Fed watches these same statistics carefully, and changes in those expectations will continue to function as volume control on how loudly the Fed wants its concern about inflation to be heard. Ever since floating exchange rates came into being in 1971, there has been a frequently stated concern that weakness in the dollar would bring about an acceleration of consumer price inflation. We have not seen that yet, and given the intensity of global competition, we may not see further dollar weakness convert to higher inflation either.

Thus, the issues facing investors today are little different from those of three months earlier. Signals about future economic growth are mixed but remain net positive in spite of numerous revisions including a large upward revision to employment figures.

During most of the fourth quarter, emphasis shifted from inflation concerns and the potential negative impact of the unfolding housing recession on the prospective growth rate of the overall economy to several other phenomena: the rapid growth of global liquidity arising from continued expansion of corporate profits, the role of financial technology in expanding the liquidity of more asset classes via the mechanism of Exchange Traded Funds (ETF's), and the redeployment of overseas holdings of dollars into other investments.

In the background, the price of oil was essentially unchanged over the year and has fallen precipitously since year-end. It was as if the markets said, "we've heard all the cogent arguments about the uncertainties of the Fed's next step, slower economic growth, the prospect of slower, yet still positive profit growth in the US, the risk of the Chinese selling all their Treasury bonds, Iran, Iraq, etc., but economic growth remains positive and the price of oil has stopped rising, and that's all that matters. So far all we've seen is a modest slowdown in the rate of economic growth. Years ago, we would call that a Japanese recession, just a temporary slowdown in the growth rate." This sets a pretty positive tone to start the New Year and lends strong support to the argument that the economy is merely in a mid-cycle slowdown.

We, of course, have some concerns. Domestically, a new Congress is now convening with a different party controlling both Houses. Experience shows us forecasting legislative changes under these circumstances, for the purpose of making investment decisions, is fraught with unnecessary risks. On the other hand, monitoring outcomes carefully can present substantial investment opportunities. We will focus on the latter.

The geopolitical issues focusing on the Middle East and North Korea remain. The price of oil remains well below its summer peak helped by a much warmer than normal winter, but remains vulnerable to a substantial change in either our weather becoming more normal or a flare-up of further tension in the Mid-East.

In making decisions on Fund selections, we will continue to focus on securities showing above average profit gains that are reasonably priced relative to the market and to their own history. We are holding a diversified, sector neutral stance while focusing on holdings that will continue to benefit from global economic expansion, as well as high quality names that should stand out in what will likely be a year of lower profit growth. Additionally, we will increasingly emphasize those names that have provided a better level of return relative to risk.


Sincerely,

/s/ James I. Ladge

James I. Ladge, CFA
President

           Comparison of the Change in Value of a $10,000 Investment
               in the Appleton Equity Growth Fund, S&P 500 Index
                       and the Russell 1000 Growth Index

[The following data represents the line chart depicted in the printed material.]

Appleton Equity Growth Fund        S&P 500 Index             Russell 1000 Growth
---------------------------        -------------             -------------------
      Date     Balance             Date     Balance             Date     Balance
    12/31/00   10,000            12/31/00   10,000            12/31/00   10,000
    01/31/01   10,650            01/31/01   10,355            01/31/01   10,691
    02/28/01    9,180            02/28/01    9,411            02/28/01    8,876
    03/31/01    8,110            03/31/01    8,814            03/31/01    7,910
    04/30/01    9,050            04/30/01    9,499            04/30/01    8,910
    05/31/01    8,870            05/31/01    9,563            05/31/01    8,779
    06/30/01    8,360            06/30/01    9,330            06/30/01    8,576
    07/31/01    8,310            07/31/01    9,238            07/31/01    8,362
    08/31/01    7,630            08/31/01    8,660            08/31/01    7,678
    09/30/01    6,560            09/30/01    7,961            09/30/01    6,911
    10/31/01    6,940            10/31/01    8,113            10/31/01    7,274
    11/30/01    7,670            11/30/01    8,735            11/30/01    7,973
    12/31/01    7,560            12/31/01    8,812            12/31/01    7,958
    03/31/02    7,250            03/31/02    8,836            03/31/02    7,752
    06/30/02    5,910            06/30/02    7,652            06/30/02    6,304
    09/30/02    4,850            09/30/02    6,330            09/30/02    5,356
    12/31/02    5,160            12/31/02    6,864            12/31/02    5,738
    03/31/03    5,140            03/31/03    6,648            03/31/03    5,677
    06/30/03    5,740            06/30/03    7,671            06/30/03    6,489
    09/30/03    5,900            09/30/03    7,874            09/30/03    6,743
    12/31/03    6,400            12/31/03    8,832            12/31/03    7,445
    03/31/04    6,670            03/31/04    8,982            03/31/04    7,504
    06/30/04    6,610            06/30/04    9,137            06/30/04    7,650
    09/30/04    6,420            09/30/04    8,966            09/30/04    7,249
    12/31/04    6,851            12/31/04    9,793            12/31/04    7,914
    03/31/05    6,861            03/31/05    9,583            03/31/05    7,591
    06/30/05    6,720            06/30/05    9,714            06/30/05    7,777
    09/30/05    6,821            09/30/05   10,064            09/30/05    8,089
    12/31/05    7,021            12/31/05   10,274            12/31/05    8,329
    03/31/06    7,302            03/31/06   10,707            03/31/06    8,586
    06/30/06    7,111            06/30/06   10,552            06/30/06    8,251
    09/30/06    7,302            09/30/06   11,150            09/30/06    8,576
    12/31/06    7,583            12/31/06   11,897            12/31/06    9,085

Past performance is not predictive of future performance.

                     --------------------------------------
                          Appleton Equity Growth Fund
                         Average Annual Total Returns*

                      1 Year    5 Year    Since Inception**
                       8.00%     0.06%       (4.51%)
                     --------------------------------------

* The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

**    Fund inception was December 31, 2000.

                        Tabular Presentation of Portfolio
                             As of December 31, 2006

            Sector                                        (% of Net Assets)
            Consumer, Cyclical                                   8.3%
            Consumer, Non-Cyclical                               8.1%
            Energy                                              10.4%
            Financial Services                                  22.8%
            Healthcare                                          10.7%
            Industrial                                          13.2%
            Materials                                            7.5%
            Technology                                          12.8%
            Telecommunications                                   2.7%
            Money Markets                                        3.8%
            Liabilities in Excess of Other Assets               (0.3%)
                                                               -----
                                                               100.0%
                                                               =====

                           APPLETON EQUITY GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                                December 31, 2006

                                                                     Market
Shares                                                               Value
            COMMON STOCKS -- 96.5%
            CONSUMER, CYCLICAL -- 8.3%
     4,000  Garmin Ltd.                                         $       222,640
     2,200  Omnicom Group, Inc.                                         229,988
     7,250  The Walt Disney Company                                     248,458
                                                                ---------------
                                                                        701,086
                                                                ---------------

            CONSUMER, NON-CYCLICAL -- 8.1%
     4,000  Kellogg Co.                                                 200,240
     3,700  PepsiCo, Inc.                                               231,435
     3,937  Procter & Gamble Co.                                        253,031
                                                                ---------------
                                                                        684,706
                                                                ---------------

            ENERGY -- 10.4%
     2,925  Baker Hughes, Inc.                                          218,381
     3,400  Exxon Mobil Corp.                                           260,542
     3,000  Schlumberger Limited                                        189,480
     5,100  Smith International, Inc.                                   209,457
                                                                ---------------
                                                                        877,860
                                                                ---------------

            FINANCIAL SERVICES -- 22.8%
     4,325  American Express Co.                                        262,398
     5,196  Bank of America Corp.                                       277,413
     3,500  Citigroup, Inc.                                             194,950
     2,350  Jones Lang LaSalle, Inc.                                    216,600
     2,500  Merrill Lynch & Co., Inc.                                   232,750
     3,975  MetLife, Inc.                                               234,565
     3,475  UBS AG  - ADR                                               209,647
     7,900  Wells Fargo & Co.                                           280,923
                                                                ---------------
                                                                      1,909,246
                                                                ---------------

            HEALTHCARE -- 10.7%
     2,475  Amgen, Inc.*                                                169,067
     4,000  Henry Schein, Inc.*                                         195,920
     2,500  Johnson & Johnson                                           165,050
     3,250  Novartis AG                                                 186,680
     5,800  VCA Antech, Inc.*                                           186,702
                                                                ---------------
                                                                        903,419
                                                                ---------------

                          APPLETON EQUITY GROWTH FUND
                      PORTFOLIO OF INVESTMENTS, Continued
                               December 31, 2006


                                                                     Market
Shares                                                               Value
            COMMON STOCKS -- 96.5%, Continued
            INDUSTRIAL -- 13.2%
     5,250  AMETEK, Inc.                                        $       167,160
     3,750  Caterpiller, Inc.                                           229,988
     5,525  General Electric Co.                                        205,585
     4,000  Honeywell International, Inc.                               180,960
     4,150  Precision Castparts Corp.                                   324,862
                                                                ---------------
                                                                      1,108,555
                                                                ---------------

            MATERIALS -- 7.5%
     4,500  Ecolab, Inc.                                                203,400
     3,800  Praxair, Inc.                                               225,454
     4,000  The Scotts Miracle-Gro Co.                                  206,600
                                                                ---------------
                                                                        635,454
                                                                ---------------

            TECHNOLOGY -- 12.8%
     4,000  Amphenol Corp.                                              248,320
     3,500  Apple Computer, Inc.*                                       296,940
     9,000  Cisco Systems*                                              245,970
     4,000  Microsoft Corp.                                             119,440
    10,000  Oracle Corp.*                                               171,400
                                                                ---------------
                                                                      1,082,070
                                                                ---------------

            TELECOMMUNICATIONS -- 2.7%
     6,300  AT&T, Inc.                                                  225,225
                                                                ---------------
            TOTAL COMMON STOCKS (Cost $6,673,208)               $     8,127,621
                                                                ---------------
            MONEY MARKETS -- 3.8%
   320,133  Fidelity Money Market Fund                                  320,133
                                                                ---------------

            TOTAL INVESTMENT SECURITIES -- 100.3%
              (Cost $6,993,341)                                 $     8,447,754

            LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.3%)             (24,417)
                                                                ---------------
            NET ASSETS -- 100.0%                                $     8,423,337
                                                                ===============

*Non-income producing security
See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2006

ASSETS
   Investment securities:
        At acquisition cost                                         $ 6,993,341
                                                                    ===========
        At market value                                             $ 8,447,754
   Dividends receivable                                                   7,814
   Receivable from Adviser                                               10,931
   Other assets                                                             147
                                                                    -----------
        TOTAL ASSETS                                                  8,466,646
                                                                    -----------

LIABILITIES
   Payable to other affiliates                                           16,747
   Payable to Trustees                                                    3,656
   Payable for capital shares redeemed                                      832
   Other accrued expenses and liabilities                                22,074
                                                                    -----------
        TOTAL LIABILITIES                                                43,309
                                                                    -----------

NET ASSETS                                                          $ 8,423,337
                                                                    ===========

NET ASSETS CONSIST OF
Paid-in capital                                                     $ 9,180,506
Accumulated net realized losses from security transactions           (2,211,582)
Net unrealized appreciation on investments                            1,454,413
                                                                    -----------
NET ASSETS                                                          $ 8,423,337
                                                                    ===========

Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value)                                1,113,854
                                                                    ===========

Net asset value, offering price and redemption price per share      $      7.56
                                                                    ===========

See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                             STATEMENT OF OPERATIONS

                      For the Year Ended December 31, 2006

INVESTMENT INCOME
   Dividends                                                          $ 113,622
                                                                      ---------

EXPENSES
   Investment advisory fees                                              78,626
   Accounting services fees                                              30,000
   Administration fees                                                   24,000
   Transfer agent fees                                                   24,000
   Trustees' fees and expenses                                           20,101
   Professional fees                                                     20,001
   Distribution expenses                                                 19,656
   Compliance fees and expenses                                          11,249
   Custodian fees                                                         6,750
   Postage and supplies                                                   6,650
   Insurance expense                                                      3,399
   Reports to shareholders                                                3,000
   Registration fees                                                      1,957
   Pricing expense                                                        1,551
                                                                      ---------
       TOTAL EXPENSES                                                   250,940
   Fees waived and expenses reimbursed by Adviser                      (132,937)
                                                                      ---------
       NET EXPENSES                                                     118,003
                                                                      ---------

NET INVESTMENT LOSS                                                      (4,381)
                                                                      ---------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   Net realized gains from security transactions                         46,618
   Net change in unrealized appreciation/depreciation
     on investments                                                     550,737
                                                                      ---------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                        597,355
                                                                      ---------

NET INCREASE IN NET ASSETS FROM OPERATIONS                            $ 592,974
                                                                      =========

See accompanying notes to financial statements.

                        APPLETON EQUITY GROWTH FUND

                    STATEMENTS OF CHANGES IN NET ASSETS

                                                                            For the             For the
                                                                           Year Ended         Year Ended
                                                                          December 31,       December 31,
                                                                              2006               2005
                                                                         -------------      -------------
FROM OPERATIONS
   Net investment loss                                                   $      (4,381)     $      (7,444)
   Net realized gains from security transactions                                46,618             10,571
   Net change in unrealized appreciation/depreciation on investments           550,737            162,037
                                                                         -------------      -------------
Net increase in net assets from operations                                     592,974            165,164
                                                                         -------------      -------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                                 2,083,189          1,274,271
   Payments for shares redeemed                                             (1,116,513)        (1,201,342)
                                                                         -------------      -------------
Net increase in net assets from capital share transactions                     966,676             72,929
                                                                         -------------      -------------

TOTAL INCREASE IN NET ASSETS                                                 1,559,650            238,093

NET ASSETS
   Beginning of year                                                         6,863,687          6,625,594
                                                                         -------------      -------------
   End of year                                                           $   8,423,337      $   6,863,687
                                                                         =============      =============

ACCUMULATED NET INVESTMENT LOSS                                          $          --      $          --
                                                                         -------------      -------------

CAPITAL SHARE ACTIVITY
   Sold                                                                        288,091            186,535
   Redeemed                                                                   (154,135)          (176,177)
                                                                         -------------      -------------
   Net increase in shares outstanding                                          133,956             10,358
   Shares outstanding, beginning of year                                       979,898            969,540
                                                                         -------------      -------------
   Shares outstanding, end of year                                           1,113,854            979,898
                                                                         =============      =============

See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                              FINANCIAL HIGHLIGHTS

 Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Year

                                               For the             For the           For the           For the           For the
                                              Year Ended          Year Ended        Year Ended        Year Ended        Year Ended
                                             December 31,        December 31,      December 31,      December 31,      December 31,
                                                2006                2005              2004              2003              2002
                                            -------------       -------------     -------------     -------------     -------------
Net asset value at beginning of year       $        7.00       $        6.83     $        6.40     $        5.16     $        7.56
                                           -------------       -------------     -------------     -------------     -------------

Income (loss) from investment operations:
   Net investment income (loss)                    (0.00)(a)           (0.01)             0.02             (0.01)            (0.03)
   Net realized and unrealized gains
     (losses) on investments                        0.56                0.18              0.43              1.25             (2.37)
                                           -------------       -------------     -------------     -------------     -------------
Total from investment operations                    0.56                0.17              0.45              1.24             (2.40)
                                           -------------       -------------     -------------     -------------     -------------

Less distributions:
   Dividends from net investment income               --                  --             (0.02)               --                --
                                           -------------       -------------     -------------     -------------     -------------

Net asset value at end of year             $        7.56       $        7.00     $        6.83     $        6.40     $        5.16
                                           =============       =============     =============     =============     =============

Total return                                        8.00%               2.49%             7.04%            24.03%           (31.75%)
                                           =============       =============     =============     =============     =============

Net assets at end of year                  $   8,423,337       $   6,863,687     $   6,625,594     $   5,544,031     $   4,099,021
                                           =============       =============     =============     =============     =============

Ratio of net expenses to average net
  assets                                            1.50%               1.50%             1.50%             1.50%             1.50%

Ratio of net investment income (loss)
  to average net assets                            (0.06%)             (0.11%)            0.33%            (0.22%)           (0.56%)

Portfolio turnover rate                               50%                 85%               40%               58%               56%

(a)   Amount rounds to less than $0.01.

See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 2006

1.    Significant Accounting Policies

The Appleton Funds (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act), as a diversified, no-load, open-end management investment company. The Trust was organized as an Ohio business trust on October 31, 2000. The Trust currently offers one series of shares to investors: the Appleton Equity Growth Fund (the Fund). The Trust was capitalized on December 29, 2000, when the initial shares of the Fund were purchased at $10 per share. The Fund commenced operations on December 31, 2000.

The Fund seeks long-term growth of capital by investing primarily in common stocks.

The following is a summary of the Fund's significant accounting policies:

Securities valuation - The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at their last sales price as of the close of the regular session of trading on the day the securities are being valued. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Money market instruments are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Share valuation - The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share are equal to the net asset value per share.

Investment income and distributions to shareholders - Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Dividends arising from net investment income are declared and paid annually. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations. Differences between book and tax distributions are considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require reclassifications.

Security transactions - Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax - It is the Fund's policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The Fund paid no dividend distributions for the years ended December 31, 2005 and 2006.

The following information is computed on a tax basis as of December 31, 2006:

      Cost of portfolio investments                     $ 6,993,341
                                                        ===========
      Gross unrealized appreciation on investments      $ 1,510,902
      Gross unrealized depreciation on investments          (56,489)
                                                        -----------
      Net unrealized appreciation on investments        $ 1,454,413
      Capital loss carryforwards                         (2,211,582)
                                                        -----------
      Total accumulated deficit                         $  (757,169)
                                                        ===========

During the year ended December 31, 2006, the Fund utilized $46,618 of capital loss carryforwards. The remaining capital loss carryforwards in the above table expire as follows:

            Amount                    December 31,
      ------------                    ------------
      $    194,336                            2009
         1,650,125                            2010
           367,121                            2011
      ------------
      $  2,211,582
      ============

These capital loss carryforwards may be utilized in future years to offset gains, if any, prior to distributing such gains to shareholders.

Certain reclassifications, the result of permanent differences between financial statement and income tax reporting requirements have been made to the components of capital. The reclassifications resulted from the difference in the tax treatment of net investment losses. These reclassifications have no impact on the net assets or net asset value per share of the Fund and are designed to present the Fund's capital accounts on a tax basis. For the year ended December 31, 2006, the Fund reclassified $4,381 of net investment losses to paid-in capital on the Statement of Assets and Liabilities.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semi annual report on June 30, 2007. Management is in the process of determining the impact of adoption.

2.    Investment Transactions

For the year ended December 31, 2006, the cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $4,605,517 and $3,835,223, respectively.

3.    Transactions with Affiliates

Certain trustees and officers of the Trust are also officers of Appleton Partners, Inc. (the Adviser), Integrated Investment Services, Inc. (Integrated), formerly Integrated Fund Services, Inc., the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust, and/or of IFS Fund Distributors, Inc. (the Distributor), the Trust's principal underwriter.

Investment Advisory Agreement

Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser manages the Fund's investments. For these services, the Fund pays the Adviser an advisory fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.00% of its average daily net assets.

Pursuant to a written contract between the Adviser and the Fund, the Adviser has agreed to waive a portion of its advisory fees and/or assume certain expenses of the Fund, other than brokerage commissions, extraordinary items, interest and taxes, to the extent annual Fund operating expenses exceed 1.50% of the Fund's average daily net assets. The Adviser has agreed to maintain these expense limitations with regard to the Fund through December 31, 2007. For the year ended December 31, 2006, the Adviser waived $78,626 of advisory fees and reimbursed the Fund for $34,655 of other operating expenses.

Administration, Accounting And Transfer Agency Agreement

Under the terms of an Administration, Accounting and Transfer Agency Agreement between the Trust and Integrated, Integrated supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for the Fund. Integrated supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these administrative services, Integrated receives a monthly fee based on the Fund's average daily net assets, subject to a monthly minimum fee.

Integrated maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these transfer agency and shareholder services, Integrated receives a monthly fee per shareholder account, subject to a monthly minimum fee. In addition, the Fund pays Integrated out-of-pocket expenses including, but not limited to, postage and supplies.

Integrated also calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these accounting services, Integrated receives a monthly fee, based on average daily net assets, from the Fund. In addition, the Fund pays Integrated certain out-of-pocket expenses incurred by Integrated in obtaining valuations of the Fund's portfolio securities.

Distribution Plan

The Fund has adopted a plan of distribution (the Plan) pursuant to Rule 12b-1 under the 1940 Act. The Plan permits the Fund to pay for expenses incurred in the distribution and promotion of the Fund's shares including but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses and other distribution-related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with the Trust.

The Plan limits payment of distribution expenses in any fiscal year to a maximum of 0.25% of the Fund's average daily net assets. For the year ended December 31, 2006, the Fund accrued and the Adviser subsequently reimbursed $19,656 of distribution expenses under the Plan.

Underwriting Agreement

The Trust has entered into an Underwriting Agreement on behalf of the Fund with the Distributor. Pursuant to the Underwriting Agreement, the Distributor acts as principal underwriter and, as such, is the exclusive agent for distribution of shares of the Fund. The Distributor receives no compensation for its services and is an affiliate of Integrated.

Compliance Services Agreement

Under the terms of the Compliance Services Agreement between the Trust and Integrated, Integrated provides certain compliance services to the Trust, including developing and assisting in implementing a compliance program for Integrated on behalf of the funds and providing administrative support services to the Funds' Compliance Program and Chief Compliance Officer.

In addition, the Trust has contracted with Integrated to provide certain compliance services on behalf of the Trust. Subject to the direction of the Trustees of the Trust, Integrated developed and assisted in implementing a compliance program for Integrated on behalf of the Fund and; provides administrative support services to the Fund's Compliance Program and Chief Compliance Officer. For these services, Integrated receives a quarterly fee from the Trust.

4.    Commitments and Contingencies

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

             Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of the Appleton Funds

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Appleton Equity Growth Fund ("the Fund") of the Appleton Funds, as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Appleton Equity Growth Fund of the Appleton Funds at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


/s/ Ernst & Young LLP

Cincinnati, Ohio
February 5, 2007

                           APPLETON EQUITY GROWTH FUND

                                   OTHER ITEMS

                               December 31, 2006
                                   (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

The Adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Fund. A description of the policies and procedures the Adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge, upon request, by calling 1-617-338-0700. They are also available on the Securities and Exchange Commission's website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The Trust files a complete listing of portfolio holdings for the Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling
1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SCHEDULE OF SHAREHOLDER EXPENSES

As a shareholder of the Fund, you incur ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2006 through December 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended December 31, 2006" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund's and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                               Net Expense Ratio           Beginning              Ending         Expenses Paid During
                                   Annualized            Account Value        Account Value      the Six Months Ended
                               December 31, 2006         July 1, 2006       December 31, 2006     December 31, 2006*
                               -----------------         -------------      -----------------    ---------------------
Appleton Equity Growth Fund
           Actual                    1.50%               $   1,000.00          $   1,066.30           $       7.81
           Hypothetical              1.50%               $   1,000.00          $   1,017.64           $       7.63

----------

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365] (to reflect the one-half year period).

                           APPLETON EQUITY GROWTH FUND

                     ADVISORY AGREEMENT APPROVAL (Unaudited)

                                December 31, 2006

The Board of Trustees of the Fund, including a majority of the Trustees who are not interested persons of the Trust (the "Independent Trustees"), reviewed and approve the Trust's Investment Advisory Agreement with the Adviser at a meeting held on December 13, 2006.

The Adviser made a presentation to the Board with information requested by the Independent Trustees. Such information included (i) information confirming the financial condition of the Adviser and the Investment Adviser's profitability derived from its relationship with the Fund; (ii) a description of the personnel and services provided by the Adviser; (iii) comparative information on fees and investment performance; and (iv) information regarding brokerage and portfolio transactions. Comparative fee and performance information was provided through an independent third party.

The Board reviewed and discussed financial information provided by the Adviser. The Board reviewed and considered the Adviser's profitability derived from its relationship with the Fund and it was noted that the potential profitability was within ranges generally determined to be reasonable, given the services rendered and the Fund's performance and services provided. The Board determined that the Adviser is solvent and sufficiently well capitalized to perform the ongoing responsibilities to the Fund and to satisfy its obligations under the Act and the advisory agreement.

The Board reviewed the advisory fee and the effective investment advisory fee rate paid by the Fund and the appropriateness of such advisory fee. The Board reviewed and considered any economies of scale which could be realized by the Fund and how the current advisory fee for the Fund reflects the economies of scale for the benefit of the shareholders of the Fund, noting that at this stage of the Fund in view of its relatively small size, no such economies of scale had been realized.

The Board also reviewed and considered the fees or other payments received by the Adviser. Specifically, the Board reviewed and considered comparison of fees charged by investment advisers to fund peers of the Fund, noting that the Adviser's fees were generally in line with fund peers. The Board also considered and reviewed information regarding brokerage, observing that the Fund, in light of its size, generates relatively little in brokerage fees.

The Board reviewed and considered the qualifications of the portfolio manager to manage the portfolio of the Fund, including his history managing equity investments generally and his experience with the types of securities included in the Fund's portfolio, as well as his background and expertise and the amount of time he would be able to devote to the affairs of the Fund. The Board concluded, in light of the particular requirements of the Fund and its investment program, that it was satisfied with the professional qualifications and overall commitment to the Fund of the portfolio manager.

The Board considered the nature, extent and quality of services rendered to the Fund by the Adviser and the investment performance of the Fund based on the data provided which included comparisons with the public markets as represented by indices and with peer funds. The Board determined that in light of the data taken as a whole and the nature of the investment program of the Fund, the investment performance was reasonable and acceptable. The Board concluded that the Fund's fees paid to the adviser were reasonable in light of comparative performance and advisory fee information, costs of the services provided and profits to be realized and benefits derived by the Adviser from its relationship with the Fund.

Based on this review, which included an executive session of the Trustees, it was the consensus of the Independent Trustees that the continuation of the Investment Advisory Agreement is in the best interest of the Fund and its shareholders.

                          APPLETON EQUITY GROWTH FUND

                      MANAGEMENT OF THE TRUST (UNAUDITED)

        December 31, 2006

Listed in the charts below is basic information regarding the Trustees and Officers of the Trust.

                                                                                               Number of        Other
                                                                                               Portfolios in    Directorships
                                                                                               Fund Complex     Held by Trustee
                                Current Position with Trust      Principal Occupation(s)       Overseen by      Outside the Fund
Name/Address/Age                and Length of Time Served        During Last 5 yrs             Trustee          Complex
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES*:

James I. Ladge, CFA             President, Trustee               Senior Vice President,             1                  N/A
45 Milk Street, 8th Floor       (December 2000 - Present)        Appleton Partners, Inc.
Boston, MA 02109                Treasurer                        (1993 - Present)
Age: 38                         (December 2003 - Present)

Douglas C. Chamberlain, CFA     Trustee                          President, Appleton                1                  N/A
45 Milk Street, 8th Floor       (December 2000 - Present)        Partners, Inc.
Boston, MA 02109                                                 (1998 - Present)
Age: 59


DISINTERESTED TRUSTEES:

Jack W. Aber, PhD               Trustee                          Professor, Boston                  1           Director, Manager
Boston University School of     (December 2000 - Present)        University                                            Funds
   Management                                                    (1972- Present)                                  Director, Third
595 Commonwealth Avenue                                                                                            Avenue Funds
Boston, MA 02215
Age: 69

John M. Cornish, Esq.           Trustee                          Partner, Choate,                   1           Director, Thompson
Choate Hall & Stewart           (December 2000 - Present)        Hall & Stewart                                    Steel Company
2 International Place                                            (1985 - Present)
Boston, MA 02110
Age: 59

Grady B. Hedgespeth             Trustee                          Trustee, Chief Investment          1                  N/A
11088 San Andrew Drive          (December 2000 - Present)        Officer, New Markets
New Market, MD  21774                                            Equity Fund
Age: 51                                                          (March 2000 -
                                                                 November 2001);
                                                                 President, Fleet
                                                                 Development Ventures
                                                                 (1996 - 2000)
                                                                 President, ICA Group,
                                                                 a non-profit
                                                                 consulting firm
                                                                 (March 2002 - 2004);
                                                                 Senior Vice President,
                                                                 CFO, Seedco
                                                                 (2004-2005)
OFFICERS:                                                        Independent Consultant
                                                                 (2005 - Present)

Michele D. Hubley               Secretary and Chief              Vice President & Chief            N/A                 N/A
45 Milk Street, 8th Floor       Compliance Officer               Compliance Officer
Boston, MA  02109               (December 2004 - Present)        of Appleton Partners, Inc.
Age: 49                                                          (1995 - Present)

* All Interested Trustees are such because of their interest in the investment adviser, as defined in the Investment Company Act of 1940.

The Statement of Additional Information contains additional information about the Trustees and is available without charge upon request by calling 1-877-71-Apple.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to its principal executive officers and principal financial officers. During the period covered by this report, no amendments were made to the provisions of the code of ethics, nor did the registrant grant any waivers, including any implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert. Mr. Jack Aber is the registrant's "audit committee financial expert" and is "independent" (as each term is defined in Item 3 of Form N-CSR).

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. Audit fees totaled $17,500 for the December 31, 2006 fiscal year and $16,502 for the December 31, 2005 fiscal year, including fees associated with the annual audit and filings of the registrant's Form N-1A and Form N-SAR.

(b) Audit-Related Fees. There were no audit-related fees for the December 31, 2006 or December 31, 2005 fiscal years.

(c) Tax Fees. Tax fees totaled $2,500 for the December 31, 2006 fiscal year and $2,000 for the December 31, 2005 fiscal year and consisted of fees for tax compliance services during both years.

(d) All Other Fees. There were no other fees for the December 31, 2006 or December 31, 2005 fiscal years.

(e) (1) Audit Committee Pre-Approval Policies. The Audit Committee's pre-approval policies describe the types of audit, audit-related, tax and other services that may receive the general pre-approval of the Audit Committee. The pre-approval policies provide that annual audit service fees, tax services not specifically granted pre-approval, services exceeding pre-approved cost levels and other services that have not received general pre-approval will be subject to specific pre-approval by the Audit Committee. The pre-approval policies further provide that the Committee may grant general pre-approval to other audit services (statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings), audit-related services (accounting consultations related to accounting, financial reporting or disclosure matters not classified as "audit services," assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities, agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters and assistance with internal control reporting requirements under Form N-SAR and Form N-CSR), tax services that have historically been provided by the auditor that the Committee believes would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence and permissible non-audit services classified as "all other services" that are routine and recurring services.

(e)(2) All services described in paragraphs (b) through (d) of Item 4 were approved by the Audit Committee.

(f) Not applicable

(g) The aggregate non-audit fees for services to the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were $2,500 for the fiscal year ended December 31, 2006 and $2,000 for the fiscal year ended December 31, 2005.

(h) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Schedule of Investments.

The Schedule of Investments in securities of unaffiliated issuers is included in the Annual Report.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant does not have procedures by which shareholders may recommend nominees to its Board of Trustees.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Financial Officers was filed on March 3, 2006 with Form N-CSR for period ending December 31, 2005 and is hereby incorporated by reference.

(a)(2) Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith.

                            SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Appleton Funds
             -------------------------------------------------------------------

By (Signature and Title)

/s/ James I. Ladge
------------------------
James I. Ladge
President and Treasurer

Date:  February 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


/s/ James I. Ladge
------------------------
James I. Ladge
President and Treasurer

Date:  February 27, 2007